Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Comprehensive Income [Abstract]
Net earnings	$ 815,790	$ 585,529	$ 593,126
Other comprehensive (loss) income:
Net unrealized loss on hedging derivatives, net of income taxes of ($4,900), $0 and ($1,100) for 2014, 2013 and 2012, respectively	(8,542)		(2,264)
Reclassification adjustment for loss on settlement of hedging derivatives included in net earnings, net of income taxes of $200, $0 and $25,000 for 2014, 2013 and 2012, respectively	542		42,515
Foreign currency translation (loss) gain, net of income taxes of $400, ($600) and $0 for 2014, 2013 and 2012, respectively	(141,530)	(53,619)	58,626
Adjustment to early retiree medical plan, net of income taxes of ($1,921), $2,547 and ($1,528) for 2014, 2013 and 2012, respectively	(4,228)	5,938	(3,646)
Reclassification adjustment for gain on early retiree medical plan included in net earnings, net of income taxes of ($557), $0 and $0 for 2014, 2013 and 2012, respectively	(1,030)
Net current-period other comprehensive (loss) income	(154,788)	(47,681)	95,231
Comprehensive income	661,002	537,848	688,357
Comprehensive income attributable to noncontrolling interests	(101,844)	(97,504)	(88,512)
Comprehensive income attributable to Nucor stockholders	$ 559,158	$ 440,344	$ 599,845